GOVERNMENT GRANTS (Disclosure of government grants received or receivable) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Total government grants received or receivable	$ 865,005	$ 0
Government of Canada Contract [Member]
Disclosure of transactions between related parties [line items]
Total government grants received or receivable	156,522	0
Critical Minerals Innovation Fund [Member]
Disclosure of transactions between related parties [line items]
Total government grants received or receivable	500,000	0
NRCan [Member]
Disclosure of transactions between related parties [line items]
Total government grants received or receivable	$ 208,483	$ 0